UNITED STATES

SECURITIES AND EXCHANGE
COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER REPORT PURSUANT TO SECTION 15G

OF THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the fi ling obligation to which this form is intended to satisfy:

[__] Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period   ______________ to ______________

Date of Report (Date of earliest event reported
Commission File Number of securitizer:
Central Index Key Number of securitizer:

(Name and telephone number, including area code, of the person to contact in connection with this fi ling)

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [   ]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [   ]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [   ]

[ X ] Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

HANA SBL LOAN TRUST 2016-1

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of depositor: 0001681133

Central Index Key Number of issuing entity (if applicable): Not applicable

Central Index Key Number of underwriter (if applicable): Not Applicable

Jimmy Bang (213) 977-5501

(Name and telephone number, including area code, of the person to contact in connection with this filing)

INFORMATION TO BE INCLUDED IN THE REPORT

PART 1: REPRESENTATION AND WARRANTY INFORMATION

N/A

PART II: FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01 Findings and Conclusions of a Third-Party Due Diligence Report Obtained by the Issuer

Attached, as Exhibit 99.1 hereto is the Report of Independent Accountants on Applying Agreed-Upon Procedures, dated June 21, 2016, obtained by the depositor with respect to certain agreed-upon procedures performed by Ernst & Young, LLP.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Date: October 6, 2016

HANA ABS 2016-1, LLC

(Depositor)

By: /s/ Jimmy Bang

Jimmy Bang, President

Exhibit 99.1

Report of Independent Accountants on Applying Agreed-Upon Procedures, dated June 21, 2016

[attached]